Income Taxes - Summary Of Reconciliation Effective Income Tax Rate (Detail)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Income Tax Disclosure [Abstract]
Statutory tax rate (benefit)	(34.60%)	(34.60%)	(34.60%)
Change in valuation allowance	37.90%	36.80%	34.40%
Permanent items	(3.30%)	(2.30%)	0.00%
Other	0.00%	0.10%	0.20%
Effective income tax rate	0.00%	0.00%	0.00%